Consolidated Statement of Cash Flows - PEN (S/) S/ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
OPERATING ACTIVITIES
(Loss) profit before income tax	S/ 170,733	S/ 255,543	S/ (603,780)
Adjustments to profit not affecting cash flows from operating activities:
Depreciation	125,419	199,794	205,522
Amortization of other assets	112,072	86,557	82,743
Impairment of inventories		40,908	36,353
Impairment of accounts receivable and other accounts receivable	65,076	19,109	419,584	S/ 503,769
Reversal of impairment of inventories	(26,993)
Debt condonation			(431,484)
Impairment of property, plant and equipment	5,664	14,680	9,263
Impairment of intangible assets		49,609	54,308
Financial expenses-CCDS			7,004
Expenses for liquidation of works - CCDS			164
Indemnification	686	3,220	(33,600)
Profit on fair value of financial asset at fair value through profit or loss		(34)	31
Change in the fair value of the liability for put option	(6,122)	(1,400)	(984)
Provisions	75,369	9,510	9,486
Proceeds from the returned sale of Morelco			(6,658)
Remeasurement of purchase consideration of Morelco			(7,166)
Financial expense,net	177,649	138,016	106,739
Other provisions in CCDS			24,915
Share of the profit and loss in associates and joint ventures under the equity method of accounting	3,709	(1,327)	589,710
Reversal of provisions	(6,218)	(1,044)	(17,883)
Disposal of assets	16,327	5,438	3,951
Disposal of investments		106	1,227
(Profit) loss on sale of property, plant and equipment	7,105	(26,883)	(18,393)
Loss on sale of financial assets at fair value through profit or loss			221
Loss on sale of non-currentasset held for sale		45	22
(Profit) loss on sale of available-for-sale financial assets	1,529	(25,768)	(46,337)
Profit on sale of investments in subsidiaries	(73,642)	(244,313)
Loss on remeasurement of accounts receivable	25,110	15,807	76,864
Loss on remeasurement of investment			6,832
Net variations in assets and liabilities:
Trade accounts receivable and unbilled working in progress	(236,011)	(213,126)	115,263
Other accounts receivable	190,354	33,196	(85,234)
Other accounts receivable from related parties	24,609	(245,688)	84,448
Inventories	200,575	279,867	33,709
Pre-paid expenses and other assets	18,309	(6,494)	(99)
Trade accounts payable	10,917	463,401	(87,553)
Other accounts payable	(311,848)	49,319	156,261
Other accounts payable to related parties	92,613	(66,819)	45,902
Provisions	(6,615)	(1,680)	(2,756)
Interest payment	(188,704)	(173,662)	(171,572)
Payments for purchases of intangibles - Concessions	(10,305)	(20,178)	(97,711)
Payment of income tax	(178,094)	(144,545)	(125,619)
Net cash provided by operating activities	279,273	491,164	333,693
INVESTING ACTIVITIES
Sale of investment	222,971	391,786	107,341
Sale of property, plant and equipment	31,852	127,221	66,086
Sale of financial asset at fair value through profit or loss		98	1,427
Sale of non-current assets held for sale	16,244	43,367	117
Refunding for price adjustment - Morelco			6,658
Return of contributions			1,963
Interest received	36,508	6,992	15,370
Dividends received	1,823	3,758	27,992
Payment for purchase of investments properties	(209)	(1,183)	(17,543)
Payments for intangible purchase	(86,799)	(97,112)	(45,706)
Payments for purchase and contributions on investment in associate and joint ventures	(3,770)	(2,116)	(389,657)	(3,770)
Payments for property, plant and equipment purchase	(80,765)	(123,941)	(147,732)
Net cash (applied to) provided by investing activities	137,855	348,870	(373,684)
FINANCING ACTIVITIES
Loans received	1,018,744	1,415,113	3,941,750
Bonds issued	137,603		178,640
Amortization of loans received	(1,265,920)	(2,044,256)	(3,914,570)
Amortization of bonds issued	(28,914)	(39,151)	(25,281)
Payment for transaction costs for debt		(31,286)	(650)
Dividends paid to owners of the parent			(30,853)
Dividends paid to non-controlling interest	(102,772)	(43,942)	(25,473)
Cash received (return of contributions) from non-controlling shareholders	(59,053)	(33,197)	(19,099)
Capital increase	137,603		178,640
Acquisition or sale of interest in a subsidiary of non-controlling shareholders	389	(942)	(18,702)
Net cash provided by (applied to) financing activities	(299,923)	(777,661)	85,762
Net increase (net decrease) in cash	117,205	62,373	45,771
Exchange difference	57,756	(34,867)	(1,219)
Cash and cash equivalents at the beginning of the year	626,060	598,554	554,002	554,002
Cash and cash equivalents at the end of the year	801,021	626,060	598,554	S/ 801,021
NON-CASHTRANSACTIONS:
Debt capitalization			8,308
Interest debt capitalization	3,361	26,015
Acquisition of assets through finance leases	2,365	48,507	65,336
Recognition of debt due to termination of GSP			S/ 608,247
Accounts payable to the non-controlling interest for purchase of investments	14,022
Return of contribution in inventories	25,389
Dividends declared to non-controlling interest		15,735
Deconsolidation from non-controlling interest	S/ 54,069	S/ 7,801